Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2010 Truck	Oct. 31, 2012 Truck	Oct. 31, 2011 Truck	Oct. 31, 2012 Engine		Oct. 31, 2011 Engine		Oct. 31, 2010 Engine		Oct. 31, 2012 Parts	Oct. 31, 2011 Parts	Oct. 31, 2010 Parts	Oct. 31, 2009 Parts
Goodwill [Line Items]
Goodwill	$ 319		$ 324		$ 318		$ 74	$ 81	$ 81	$ 200		$ 205		$ 206		$ 38	$ 38	$ 38	$ 38
Currency translation	(33)		2		5					(33)		2		5
Adjustments	(6)	[1]	(7)	[1]	(6)	[1]				(6)	[1]	(7)	[1]	(6)	[1]
Acquisitions					7		7
Goodwill	$ 280		$ 319		$ 324		$ 81	$ 81	$ 81	$ 161		$ 200		$ 205		$ 38	$ 38	$ 38	$ 38

[1]	Adjustments to goodwill primarily result from the tax benefit attributable to the amortization of tax deductible goodwill in excess of goodwill recorded for financial statement purposes as measured in the IIAA balance sheet immediately after its acquisition in 2005.